Chase Growth Fund
Chase Growth Fund
April 5, 2016

CHASE GROWTH FUND

Class N	CHASX
Institutional Class	CHAIX

A series of Advisors Series Trust

(the “Fund”)

Supplement to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”),

each dated January 28, 2016

Effective April 1, 2016, the Fund’s shareholder servicing plan fee for Class N shares is reduced to 0.15%.  In addition, the operating expenses limitation agreement between the Trust on behalf of the Fund and Chase Investment Counsel Corporation for the Class N shares is revised as reflected below.

•	The Fund’s Fees and Expenses table on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Chase Growth Fund	Class N	Institutional Class
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Chase Growth Fund		Class N	Institutional Class
Management Fees		0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.45%	0.30%
Shareholder Servicing Plan Fees		0.15%	none
Total Annual Fund Operating Expenses	[1]	1.20%	1.05%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Growth Fund prior to April 1, 2016, and does not include expenses of 0.01% attributed to acquired fund fees and expenses.

•	The Fund’s Example on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

Expense Example - Chase Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	122	381	660	1,455
Institutional Class	107	334	579	1,283

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.